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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         CornerCap Investment Counsel, Inc.
                 ----------------------------------
   Address:      The Peachtree, Suite 1700
                 ----------------------------------
                 1355 Peachtree Street, N.E.
                 ----------------------------------
                 Atlanta, Georgia 30309
                 ----------------------------------

Form 13F File Number: 28-7208
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas E. Quinn
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   (404) 870-0700
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Thomas E. Quinn                Atlanta, Georgia    11/14/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           None
                                        --------------------

Form 13F Information Table Entry Total:      110
                                        --------------------

Form 13F Information Table Value Total: $    389,117
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC COM                    00846U101     5307   138030 SH       Sole                   138030
ALMOST FAMILY INC COM                           020409108     2429   114164 SH       Sole                   114164
ALPHA NATURAL RESOURCES INC CO                  02076X102     1657   252187 SH       Sole                   252187
AMERCO COM                                      023586100     1597    15015 SH       Sole                    15015
APOLLO GROUP INC CL A                           037604105     4801   165255 SH       Sole                   165255
APPLE INC COM                                   037833100      407      610 SH       Sole                      610
ARCHER DANIELS MIDLAND CO COM                   039483102     6406   235701 SH       Sole                   235701
ARROW ELECTRS INC COM                           042735100     5659   167860 SH       Sole                   167860
AT&T INC COM                                    00206R102     8508   225680 SH       Sole                   225680
BAKER HUGHES INC COM                            057224107     5234   115730 SH       Sole                   115730
BAKER MICHAEL CORP COM                          057149106     1841    77170 SH       Sole                    77170
BANK OF NEW YORK MELLON CORP C                  064058100     4704   207954 SH       Sole                   207954
BASIC ENERGY SVCS INC NEW COM                   06985P100     1758   156680 SH       Sole                   156680
BB&T CORP COM                                   054937107      436    13148 SH       Sole                    13148
BIG LOTS INC COM                                089302103     1610    54420 SH       Sole                    54420
BRADY CORP CL A                                 104674106     1548    52860 SH       Sole                    52860
BUCKEYE TECHNOLOGIES INC COM                    118255108     2915    90928 SH       Sole                    90928
C&J ENERGY SVCS INC COM                         12467B304     2482   124745 SH       Sole                   124745
CATO CORP NEW CL A                              149205106     2048    68920 SH       Sole                    68920
CEC ENTMT INC COM                               125137109     1855    61580 SH       Sole                    61580
CENTURYLINK INC COM                             156700106     7195   178082 SH       Sole                   178082
CHEVRON CORP NEW COM                            166764100      122     1049 SH       Sole                     1049
CIGNA CORPORATION COM                           125509109     7982   169208 SH       Sole                   169208
CISCO SYS INC COM                               17275R102      190     9950 SH       Sole                     9950
CITY HLDG CO COM                                177835105     2749    76690 SH       Sole                    76690
CLIFFS NATURAL RESOURCES INC C                  18683K101     4790   122424 SH       Sole                   122424
COLUMBUS MCKINNON CORP N Y COM                  199333105     1675   110875 SH       Sole                   110875
CONOCOPHILLIPS COM                              20825C104     6917   120964 SH       Sole                   120964
CORE MARK HOLDING CO INC COM                    218681104     3543    73645 SH       Sole                    73645
CORNING INC COM                                 219350105     4880   371126 SH       Sole                   371126
CSG SYS INTL INC COM                            126349109     2537   112805 SH       Sole                   112805
DARLING INTL INC COM                            237266101     3224   176245 SH       Sole                   176245
DEERE & CO COM                                  244199105     6129    74315 SH       Sole                    74315
DELUXE CORP COM                                 248019101     2819    92260 SH       Sole                    92260
DONNELLEY R R & SONS CO COM                     257867101     3622   341714 SH       Sole                   341714
DU PONT E I DE NEMOURS & CO CO                  263534109     6791   135099 SH       Sole                   135099
EATON CORP COM                                  278058102     7162   151505 SH       Sole                   151505
ENERSYS COM                                     29275Y102     3023    85660 SH       Sole                    85660
ENPRO INDS INC COM                              29355X107     2458    68254 SH       Sole                    68254
EPL OIL & GAS INC COM                           26883D108     3293   162305 SH       Sole                   162305
EVEREST RE GROUP LTD COM                        G3223R108     7773    72672 SH       Sole                    72672
EXXON MOBIL CORP COM                            30231G102      823     9001 SH       Sole                     9001
FIRSTMERIT CORP COM                             337915102     1676   113905 SH       Sole                   113905
FLUOR CORP NEW COM                              343412102     5548    98574 SH       Sole                    98574
FOSTER L B CO COM                               350060109     1930    59680 SH       Sole                    59680
FUSHI COPPERWELD INC COM                        36113E107      159    17545 SH       Sole                    17545
GENERAL ELECTRIC CO COM                         369604103      212     9317 SH       Sole                     9317
GLATFELTER COM                                  377316104     2640   148245 SH       Sole                   148245
GOLDMAN SACHS GROUP INC COM                     38141G104     4322    38019 SH       Sole                    38019
HASBRO INC COM                                  418056107     5987   156865 SH       Sole                   156865
HELMERICH & PAYNE INC COM                       423452101     5871   123315 SH       Sole                   123315
HESS CORP COM                                   42809H107     6644   123674 SH       Sole                   123674
HEWLETT PACKARD CO COM                          428236103     4348   254894 SH       Sole                   254894
HOME DEPOT INC COM                              437076102      122     2027 SH       Sole                     2027
INTEGRA LIFESCIENCES HLDGS CP                   457985208     2355    57290 SH       Sole                    57290
INTEL CORP COM                                  458140100     6988   308451 SH       Sole                   308451
INTERNATIONAL BUSINESS MACHS C                  459200101      308     1486 SH       Sole                     1486
JOHNSON & JOHNSON COM                           478160104      702    10186 SH       Sole                    10186
JPMORGAN CHASE & CO COM                         46625H100     7340   181314 SH       Sole                   181314
KRAFT FOODS INC CL A                            50075N104      189     4567 SH       Sole                     4567
KRATON PERFORMANCE POLYMERS CO                  50077C106     2205    84465 SH       Sole                    84465
KROGER CO COM                                   501044101     7658   325303 SH       Sole                   325303
LABORATORY CORP AMER HLDGS COM                  50540R409     5920    64020 SH       Sole                    64020
LAKELAND FINL CORP COM                          511656100     2421    87734 SH       Sole                    87734
LEAR CORP COM NEW                               521865204     5453   144290 SH       Sole                   144290
LHC GROUP INC COM                               50187A107     1346    72860 SH       Sole                    72860
LINCOLN NATL CORP IND COM                       534187109     6916   285884 SH       Sole                   285884
MAIDEN HOLDINGS LTD SHS                         G5753U112     2821   317315 SH       Sole                   317315
MANTECH INTL CORP CL A                          564563104     1788    74515 SH       Sole                    74515
MARATHON OIL CORP COM                           565849106     7065   238941 SH       Sole                   238941
MCDONALDS CORP COM                              580135101      151     1644 SH       Sole                     1644
MEDTRONIC INC COM                               585055106     7510   174173 SH       Sole                   174173
MICROSOFT CORP COM                              594918104     8128   273110 SH       Sole                   273110
MOLSON COORS BREWING CO CL B                    60871R209     6429   142715 SH       Sole                   142715
NASH FINCH CO COM                               631158102     1831    89690 SH       Sole                    89690
NATIONAL OILWELL VARCO INC COM                  637071101     5615    70090 SH       Sole                    70090
NORANDA ALUM HLDG CORP COM                      65542W107     1885   281825 SH       Sole                   281825
NUTRACEUTICAL INTL CORP COM                     67060Y101     1560    98985 SH       Sole                    98985
OLIN CORP COM PAR $1                            680665205     3159   145368 SH       Sole                   145368
OM GROUP INC COM                                670872100     1937   104496 SH       Sole                   104496
ORACLE CORP COM                                 68389X105      142     4500 SH       Sole                     4500
PEPSICO INC COM                                 713448108      413     5830 SH       Sole                     5830
PFIZER INC COM                                  717081103     8323   334928 SH       Sole                   334928
PHILIP MORRIS INTL INC COM                      718172109      582     6471 SH       Sole                     6471
PROCTER & GAMBLE CO COM                         742718109      213     3073 SH       Sole                     3073
PROTECTIVE LIFE CORP COM                        743674103     3076   117365 SH       Sole                   117365
PUBLIC SVC ENTERPRISE GROUP CO                  744573106     6761   210101 SH       Sole                   210101
QUALITY SYS INC COM                             747582104     1643    88675 SH       Sole                    88675
RAYTHEON CO COM NEW                             755111507     8058   140979 SH       Sole                   140979
REINSURANCE GROUP AMER INC COM                  759351604     7161   123735 SH       Sole                   123735
S Y BANCORP INC COM                             785060104     1984    83855 SH       Sole                    83855
SAIC INC COM                                    78390X101     3928   326214 SH       Sole                   326214
SCHLUMBERGER LTD COM                            806857108      165     2286 SH       Sole                     2286
SOUTHSIDE BANCSHARES INC COM                    84470P109     1794    82255 SH       Sole                    82255
STANDARD MTR PRODS INC COM                      853666105     3108   168725 SH       Sole                   168725
SYSTEMAX INC COM                                871851101     2190   185475 SH       Sole                   185475
TIMKEN CO COM                                   887389104     6426   172925 SH       Sole                   172925
TOWER GROUP INC COM                             891777104     2265   116765 SH       Sole                   116765
UFP TECHNOLOGIES INC COM                        902673102     2684   152606 SH       Sole                   152606
UNIT CORP COM                                   909218109     2303    55505 SH       Sole                    55505
URS CORP NEW COM                                903236107     5069   143546 SH       Sole                   143546
WASHINGTON TR BANCORP COM                       940610108     1898    72240 SH       Sole                    72240
WELLS FARGO & CO NEW COM                        949746101     7063   204555 SH       Sole                   204555
WESTERN DIGITAL CORP COM                        958102105     7639   197247 SH       Sole                   197247
WHIRLPOOL CORP COM                              963320106     8455   101983 SH       Sole                   101983
WILLIAMS CLAYTON ENERGY INC CO                  969490101     1891    36445 SH       Sole                    36445
VANGUARD INDEX FDS MCAP VL IDX                  922908512      238     4100 SH       Sole                     4100
VANGUARD INDEX FDS MID CAP ETF                  922908629      533     6563 SH       Sole                     6563
VANGUARD INDEX FDS SM CP VAL E                  922908611      533     7414 SH       Sole                     7414
VANGUARD INDEX FDS VALUE ETF                    922908744      541     9216 SH       Sole                     9216